Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital.	Treasury shares.	Accumulated comprehensive losses	Non-controlling Interests.	Total
Beginning balance at Mar. 31, 2018	€ 69,900	€ 4,796	€ 150,197	€ (8,463)	€ (76,630)	€ 1,043	€ 70,943
Issue or reissue of shares			1	83	(84)
Share-based payments	109		109			23	132
Transactions with non-controlling interests in subsidiaries	(120)				(120)	(72)	(192)
Comprehensive (expense)/income	(6,613)				(6,613)	131	(6,482)
Dividends	(2,729)				(2,729)	(198)	(2,927)
Ending balance at Sep. 30, 2018	60,547	4,796	150,307	(8,380)	(86,176)	927	61,474
Adoption of IFRS | Impact of adoption of IFRS 16	(261)				(261)	4	(257)
1 April 2019 Equity brought forward	61,957	4,796	152,503	(7,875)	(87,467)	1,231	63,188
Beginning balance at Mar. 31, 2019	62,218	4,796	152,503	(7,875)	(87,206)	1,227	63,445
Issue or reissue of shares	5	1	1	66	(63)		5
Share-based payments	72		72				72
Transactions with non-controlling interests in subsidiaries	(48)				(48)	(94)	(142)
Comprehensive (expense)/income	(2,809)				(2,809)	270	(2,539)
Dividends	(1,112)				(1,112)	(187)	(1,299)
Ending balance at Sep. 30, 2019	€ 58,065	€ 4,797	€ 152,576	€ (7,809)	€ (91,499)	€ 1,220	€ 59,285